Details of Intangible Assets Included in Other Long-Term Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 5 months 24 days
Cost	$ 1,064	$ 1,095
Accumulated Amortization	492	402
Net	$ 572	693
Customer contracts/relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years 9 months 18 days
Cost	$ 764	792
Accumulated Amortization	368	310
Net	$ 396	482
Trade names and technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	13 years 2 months 12 days
Cost	$ 198	200
Accumulated Amortization	66	40
Net	$ 132	160
Provider contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years
Cost	$ 51	51
Accumulated Amortization	21	23
Net	$ 30	28
Noncompetes and other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	6 years 6 months
Cost	$ 51	52
Accumulated Amortization	37	29
Net	$ 14	$ 23